WILLIAM EVERS
                                                              Vice President and
                                                                         Counsel
                                                                  (212) 314-5027
                                                                   Fax: 314-3959
[AXA EQUITABLE -- MEMBER OF THE GLOBAL AXA GROUP LOGO]

                                                        September 7, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: Separate Account 49 of AXA Equitable Life Insurance Company (the "Account") (Registration Nos. 333-05593 and 811-07659; 333-31131
          and 811-07659; 333-64749 and 811-07659; and 333-79379 and 811-07659;
          333-96177 and 811-07659; 333-60730 and 811-07659; 333-127445 and
          811-07659; 333-137206 and 811-07659) (Accumulator, Accumulator Select,
          Accumulator Plus, Accumulator Express, Accumulator Advisor, Accumulator Elite, AXA Equitable Retirement Income for Life, and Stylus, respectively)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2007, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust
     Underlying funds:
     AXA Aggressive Allocation;
     AXA Conservative Allocation;
     AXA Conservative-Plus Allocation;
     AXA Moderate Allocation;
     AXA Moderate-Plus Allocation;
     Multimanager Aggressive Equity;
     Multimanager Core Bond;
     Multimanager Health Care;
     Multimanager High Yield;
     Multimanager International Equity;
     Multimanager Large Cap Core Equity;
     Multimanager Large Cap Growth;
     Multimanager Large Cap Value;
     Multimanager Mid Cap Growth;
     Multimanager Mid Cap Value;
     Multimanager Small Cap Growth;
     Multimanager Small Cap Value;
     Multimanager Technology

  o  EQ Advisors Trust
     Underlying funds:
     EQ/AllianceBernstein Common Stock;
     EQ/AllianceBernstein Growth and Income;
     EQ/AllianceBernstein Intermediate Government Securities;
     EQ/AllianceBernstein International;
     EQ/AllianceBernstein Large Cap Growth;
     EQ/AllianceBernstein Quality Bond;
     EQ/AllianceBernstein Small Cap Growth;
     EQ/AllianceBernstein Value;
     EQ/Ariel Appreciation II;
     EQ/AXA Rosenberg Value Long/Short Equity;
     EQ/BlackRock Basic Value Equity;
     EQ/BlackRock International Value;
     EQ/Boston Advisors Equity Income;
     EQ/Calvert Socially Responsible;
     EQ/Capital Guardian Growth;
     EQ/Capital Guardian Research;
     EQ/Capital Guardian U.S. Equity;
     EQ/Caywood-Scholl High Yield Bond;
     EQ/Davis New York Venture;
     EQ/Equity 500 Index;
     EQ/Evergreen International Bond;
     EQ/Evergreen Omega;
     EQ/FI Mid Cap;
     EQ/Franklin Income;
     EQ/Franklin Small Cap Value;
     EQ/Franklin Templeton Founding Strategy;
     EQ/GAMCO Mergers and Acquisitions;
     EQ/GAMCO Small Company Value;
     EQ/International Growth
     EQ/Janus Large Cap Growth;
     EQ/JPMorgan Core Bond;
     EQ/JPMorgan Value Opportunities;
     EQ/Legg Mason Value Equity;
     EQ/Long Term Bond;
     EQ/Lord Abbett Growth and Income;
     EQ/Lord Abbett Large Cap Core;
     EQ/Lord Abbett Mid Cap Value;
     EQ/Marsico Focus;
     EQ/Money Market;
     EQ/Montag & Caldwell Growth;
     EQ/Mutual Shares;
     EQ/Oppenheimer Global;
     EQ/Oppenheimer Main Street Opportunity;
     EQ/Oppenheimer Main Street Small Cap;
     EQ/PIMCO Real Return;
     EQ/Short Duration Bond;
     EQ/Small Company Index;
     EQ/TCW Equity;
     EQ/Templeton Growth;
     EQ/UBS Growth and Income;
     EQ/Van Kampen Comstock;
     EQ/Van Kampen Emerging Markets Equity;
     EQ/Van Kampen Mid Cap Growth;
     EQ/Wells Fargo Montgomery Small Cap;
     MarketPLUS International Core;
     MarketPLUS Large Cap Core;
     MarketPLUS Large Cap Growth;
     MarketPLUS Mid Cap Value;

  o  The Universal Institutional Funds, Inc.
     Underlying fund:
     U.S. Real Estate

     Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

     AXA Equitable understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

     Please direct any question or comment regarding the enclosed to the undersigned at (212) 314-5027.




                                                     Very truly yours,

                                                     /s/ William Evers
                                                     ------------------
                                                     William Evers


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104